SUBSEQUENT EVENTS (Details) - $ / shares	May 27, 2025	May 16, 2025	May 02, 2025	Apr. 25, 2025	Apr. 21, 2025	Mar. 18, 2025	Mar. 31, 2025	Sep. 30, 2024
SUBSEQUENT EVENTS
Par value							$ 0.00833335	$ 0.00833335
Common Class A
SUBSEQUENT EVENTS
Par value							$ 0.00833335	$ 0.00833335
YX Management Company Limited
SUBSEQUENT EVENTS
Acquired equity interest, subsidiaries, percentage						100.00%
Period of lock in time for shares issued as part of consideration after closing date for transfer or sale						60 months
YX Management Company Limited | Common Class A
SUBSEQUENT EVENTS
Consideration shares						47,500,000
Par value						$ 0.00833335
Purchase price						$ 2
YX Management Company Limited | Martline Limited, Cymatrix Limited, Innovo Limited and Techvovo Limited
SUBSEQUENT EVENTS
Ownership interest (in percent)						100.00%
Subsequent events | YX Management Company Limited | Common Class A
SUBSEQUENT EVENTS
Consideration shares				47,500,000
Subsequent events | Wonder Dragon Global Limited
SUBSEQUENT EVENTS
Acquired equity interest, subsidiaries, percentage					100.00%
Period of lock in time for shares issued as part of consideration after closing date for transfer or sale			60 months
Subsequent events | Wonder Dragon Global Limited | Common Class A
SUBSEQUENT EVENTS
Consideration shares		38,165,290			38,165,290
Par value					$ 0.00833335
Purchase price					$ 2
Subsequent events | HM Management Company Limited
SUBSEQUENT EVENTS
Acquired equity interest, subsidiaries, percentage			100.00%
Subsequent events | HM Management Company Limited | Common Class A
SUBSEQUENT EVENTS
Consideration shares			16,663,427
Par value			$ 0.00833335
Purchase price			$ 2.5
Subsequent events | Xingdao AI Robot Co., Limited
SUBSEQUENT EVENTS
Acquired equity interest, subsidiaries, percentage	100.00%
Period of lock in time for shares issued as part of consideration after closing date for transfer or sale	60 months
Subsequent events | Xingdao AI Robot Co., Limited | Common Class A
SUBSEQUENT EVENTS
Consideration shares	37,123,142
Par value	$ 0.00833335
Purchase price	$ 3
Subsequent events | Xingdao AI Robot Co., Limited | Canoe Group Ltd
SUBSEQUENT EVENTS
Ownership interest (in percent)	52.50%
Subsequent events | Xingdao AI Robot Co., Limited | Starisland AI Pte. Ltd
SUBSEQUENT EVENTS
Ownership interest by noncontrolling interest (in percent)	34.50%
Subsequent events | Xingdao AI Robot Co., Limited | Great Name Group Limited
SUBSEQUENT EVENTS
Ownership interest by noncontrolling interest (in percent)	13.00%